The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Marsico 21st Century Fund (known as Columbia Large Cap Growth Fund II effective November 20, 2015), Columbia Marsico Focused Equities Fund (known as Columbia Large Cap Growth Fund III effective November 20, 2015), Columbia Marsico Global Fund (known as Columbia Select Global Growth Fund effective November 20, 2015) and Columbia Marsico Growth Fund (known as Columbia Large Cap Growth Fund V effective November 20, 2015) filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2015 (Accession No. 0001193125-15-383079), which is incorporated herein by reference.